UPDATE ON COVID-19	12 Months Ended
Dec. 31, 2020
Unusual Items [Abstract]
UPDATE ON COVID-19	UPDATE ON COVID-19
COVID-19, which has been recognized by the World Health Organization as a pandemic, has spread rapidly and extensively across the globe. Efforts by governments to control the further spread of COVID-19 have disrupted normal economic activity both domestically and globally. Uncertainty related to the extent, duration and severity of the pandemic has contributed to significant volatility in the financial markets, resulting in a decline in certain equity and commodity prices and lower interest rates and a corresponding decline in CI’s assets under management. In addition, CI may face declines in its assets under management as a result of client redemptions related to a variety of COVID-19 related factors including general market pessimism, poor fund performance, or clients’ needs for immediate cash.
CI is monitoring the impact of the pandemic and managing expenses accordingly. CI believes it is well positioned to meet its financial obligations and to support planned business operations throughout this pandemic. The extent to which CI’s business, financial condition and results of operations will be impacted by the COVID-19 pandemic, is uncertain and will depend on future developments, which are unpredictable and rapidly evolving. Accordingly, there is a higher level of uncertainty with respect to management’s judgments and estimates.